Other Non-Current Receivables	12 Months Ended
Dec. 31, 2019
Other Non-Current Receivables [Abstract]
OTHER NON-CURRENT RECEIVABLES

NOTE 7:-  OTHER NON-CURRENT RECEIVABLES

As of December 31, 2019, the Company issued 19,934,355 of its ordinary shares to Univo at a value of USD 1,500 and paid to Univo USD 250 in cash. In addition, for the year ended December 31, 2019, the Company recognized an expense of USD 201 with respect to laboratory services received from Univo, See also Note 5.

The following table represents the above asset as of December 31, 2019:

December 31, 2019
Initial recognition	$1,750
Partial recognition	(201)
Balance	$1,549

Other receivables (Note 5)	$637
Other non-current receivables	912
$1,549